Cover	Jan. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2023
Entity File Number	001-38213
Entity Registrant Name	ARCIMOTO, INC.
Entity Central Index Key	0001558583
Entity Tax Identification Number	26-1449404
Entity Incorporation, State or Country Code	OR
Entity Address, Address Line One	2034 West 2nd Avenue
Entity Address, City or Town	Eugene
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97402
City Area Code	541
Local Phone Number	683-6293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	FUV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false